Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2025
Stock Option Plan [Abstract]
Schedule of Stock Option Activity

Activity under the Plan, as adjusted for the recapitalization and Reverse Stock Split is set forth below:

	Options Outstanding
Stock Option Activity	Number of Options	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)
Balances at December 31, 2024	13,705	$87.00	3.00
Options granted	7,194	273.47
Options expired	(933)	49.92
Options cancelled/forfeited	(1,076)	194.45
Options settled for promissory note	(6,363)	$67.30
Balances at December 31, 2025	12,527	$231.81	6.94
Exercisable at December 31, 2025	9,906	$244.91	5.45
Vested and expected to vest at December 31, 2025	12,527	$231.81	6.94

Schedule of Fair Value of the Stock Options Granted

The fair value of the stock options granted was estimated using the following assumptions in the Black-Scholes option pricing model:

Expected volatility	78.9%
Risk-free interest rate	4.4%
Expected term (in years)	10
Expected dividend yield	—%

Schedule of Stock Compensation Expense

The following table is a summary of stock compensation expense by function recognized for the year ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
General and administrative	$765	$7
Research and development	126	14
Total stock-based compensation	$891	$21